FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - The changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income (Details) - COP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	$ 10,235,831	$ 8,223,103	$ 6,621,911
Debt instruments that have been derecognized	(551,650)	(459,860)	(410,860)
Translation adjustment	19,286	199,079	(3,067)
Ending balance	10,929,395	10,235,831	8,223,103
Debt Securities | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	14,783	15,729
Net effect of loss allowance changes	(38)	2,774
New debt instruments purchased	6,487	6,693
Debt instruments that have been derecognized	(6,704)	(10,423)
Translation adjustment	73	10
Ending balance	14,601	14,783	15,729
Stage One | Debt Securities | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	14,174	8,932
Net effect of loss allowance changes	(38)	4,730
Transfer to stage 1		488
New debt instruments purchased	5,512	6,693
Debt instruments that have been derecognized	(6,704)	(6,673)
Translation adjustment	69	4
Ending balance	13,013	14,174	8,932
Stage Two | Debt Securities | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance	609	6,797
Net effect of loss allowance changes	0	(1,956)
Transfer to stage 1		(488)
New debt instruments purchased	975
Debt instruments that have been derecognized	0	(3,750)
Translation adjustment	4	6
Ending balance	$ 1,588	$ 609	$ 6,797